Income Taxes (Details) - Schedule of canadian non-capital losses carried forward	12 Months Ended
Oct. 31, 2022 CAD ($)
Schedule Of Canadian Non Capital Losses Carried Forward Abstract
2037	$ 6,671
2038	104,767
2039	102,087
2040	243,880
2041	1,642,704
2042	6,684,510
Total	$ 8,784,619